SUPPLEMENT
DATED JULY 13, 2009
TO THE
MLIG VARIABLE INSURANCE TRUST PROSPECTUS
AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED MAY 1, 2009
Roszel/BlackRock Fixed-Income Portfolio II
After the close of business on July 10, 2009, the Roszel/BlackRock Fixed-Income Portfolio II merged with and into the Roszel/BlackRock Fixed-Income Portfolio. Thus, all references to the Roszel/BlackRock Fixed-Income Portfolio II are deleted from the prospectus and SAI.
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Please retain this supplement with your Prospectus and SAI for future reference.